Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) for the year	$ (18,315)	$ (27,920)	$ 35,499
Items not affecting cash:
Amortization	1,229	1,095	1,154
Restructuring costs settled by share issuance (note 16)	342
Stock-based compensation	546	1,931	3,277
Deferred leasehold inducement	(561)	(123)	(193)
Gain on settlement of debt	(11,218)	0	0
Unrealized foreign exchange gain	(133)	(61)	(180)
Impairment of property and equipment	717	0	0
Loss on write-down of intangible assets	0	95	25
Changes in operating assets and liabilities:
Accounts receivable	270	(506)	711
Prepaid expenses and other assets	14	372	(505)
Accounts payable and accrued liabilities	2,011	(2,492)	(1,914)
Deferred revenue	0	0	(35,197)
Net cash provided by (used in) operating activities	(25,098)	(27,609)	2,677
Cash flows from investing activities:
Purchase of property and equipment	(141)	(676)	(274)
Purchase of intangible assets	(292)	(343)	(310)
Net cash used in investing activities	(433)	(1,019)	(584)
Cash flows from financing activities:
Issuance of common stock upon exercise of stock options	0	358	2,359
Proceeds from sale of property and equipment	70	0	0
Proceeds from draws of long-term debt (note 10)	25,000	0	25,000
Repayment of long-term debt (note 10)	(7,000)	0	0
Net cash provided by financing activities	18,070	358	27,359
Effect of foreign exchange rate changes on cash and cash Equivalents	84	26	166
Increase (decrease) in cash and cash equivalents during the year	(7,377)	(28,244)	29,618
Cash and cash equivalents, beginning of year	48,644	76,888	47,270
Cash and cash equivalents, end of year	41,267	48,644	76,888
Supplemental cash flow information:
Interest paid	2,238	2,241	1,991
Interest received	$ 22	$ 22	$ 16